Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income/(loss)	$ (2,176)	$ 1,845
Adjustments to reconcile net income/ (loss) to net cash used in operating activities:
Unrealized gain on derivatives	(355)	(3,777)
Gain on derivative settlement	(349)	0
Stock-based compensation - consultants	434	25
Stock-based compensation - employees	627	62
Changes in operating assets and liabilities	120	(365)
Net cash used in operating activities	(1,699)	(2,210)
Investing activities:
Net cash used in investing activities	0	0
Financing activities:
Issuance of units, net of issue costs	2,182	1,570
Issuance of units, options exercise	140	0
Issuance of units, warrants exercise	21	0
Net cash provided by financing activities	2,343	1,570
Effect of exchange rate on cash and cash equivalents	0	0
(Decrease) increase in cash and cash equivalents	644	(640)
Cash and cash equivalents - Beginning of period	1,663	2,303
Cash and cash equivalents - End of period	$ 2,307	$ 1,663